TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 5 – TRADE RECEIVABLES

		As of December 31,
Current Trade receivables	Note	2025	2024
Ordinary receivables		1,067,130	511,459
Related parties	28.b)	2,977	2,528
Allowance for doubtful accounts		(270,919)	(124,612)
		799,188	389,375
Non-current Trade receivables
Ordinary receivables		724	502
Contractual asset IFRS 15		216	66
		940	568
Total trade receivables, net		800,128	389,943

Movements in the allowance for doubtful accounts are as follows:

	Years ended December 31,
	2025	2024
At the beginning of the fiscal year	(124,612)	(100,615)
Acquisitions through business combinations	(129,592)	(174)
Increases	(143,722)	(112,102)
Uses	54,115	15,241
RECPAM and currency translation adjustments	72,892	73,038
At the end of the year	(270,919)	(124,612)